Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2050 Portfolio	Sep. 22, 2023
VIP Freedom 2050 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Past 5 years	5.89%
Past 10 years	8.80%
VIP Freedom 2050 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.31%)
Past 5 years	5.77%
Past 10 years	8.69%
VIP Freedom 2050 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.47%)
Past 5 years	5.61%
Past 10 years	8.53%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWG0
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Past 10 years	8.68%